Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil and Natural Gas (Detail) - Crude oil and natural gas [Member] - MMBbls
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated entities [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	9,601.1	10,430.0	13,060.7
Revisions of previous estimates	666.6	119.8	(2,187.1)
Extensions and discoveries	82.5	103.2	494.0
Improved Recovery	246.7		5.8
Sales of reserves		(151.9)	(22.0)
Purchases of reserves		16.3
Production for the year	(911.4)	(916.2)	(921.3)
Ending balance	9,685.5	9,601.1	10,430.0
Consolidated entities [member] | Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	9,462.0	10,142.1	12,712.6
Revisions of previous estimates	635.7	100.2	(2,165.3)
Extensions and discoveries	75.4	103.2	476.7
Improved Recovery	246.7		0.4
Sales of reserves			(2.5)
Production for the year	(891.0)	(883.4)	(879.9)
Ending balance	9,528.8	9,462.0	10,142.1
Consolidated entities [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	130.8	279.4	338.3
Revisions of previous estimates	30.7	18.6	(21.6)
Extensions and discoveries	7.1		17.2
Improved Recovery			5.3
Sales of reserves		(151.9)	(19.5)
Purchases of reserves		16.3
Production for the year	(19.3)	(31.6)	(40.2)
Ending balance	149.3	130.8	279.4
Consolidated entities [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	19.8	165.7	188.3
Revisions of previous estimates	3.5	3.9	(0.7)
Extensions and discoveries	7.1		17.2
Improved Recovery			5.3
Sales of reserves		(151.9)	(19.5)
Purchases of reserves		16.3
Production for the year	(2.6)	(14.2)	(24.9)
Ending balance	27.9	19.8	165.7
Consolidated entities [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	111.0	113.7	150.1
Revisions of previous estimates	27.2	14.7	(20.9)
Production for the year	(16.7)	(17.4)	(15.3)
Ending balance	121.5	111.0	113.7
Consolidated entities [member] | Synthetic Oil [Member] | Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	8.3	8.5	9.6
Revisions of previous estimates	0.2	1.0	0.1
Production for the year	(1.2)	(1.2)	(1.3)
Ending balance	7.4	8.3	8.5
Equity method investees [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	71.1	86.0	79.9
Revisions of previous estimates	3.5	11.2	0.9
Improved Recovery			16.2
Sales of reserves		(16.9)
Production for the year	(8.3)	(9.2)	(11.0)
Ending balance	66.3	71.1	86.0
Equity method investees [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	71.1	86.0	79.9
Revisions of previous estimates	3.5	11.2	0.9
Improved Recovery			16.2
Sales of reserves		(16.9)
Production for the year	(8.3)	(9.2)	(11.0)
Ending balance	66.3	71.1	86.0
Equity method investees [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	0.0	17.4	22.6
Revisions of previous estimates			(3.9)
Sales of reserves		(16.9)
Production for the year		(0.5)	(1.3)
Ending balance		0.0	17.4
Equity method investees [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	71.1	68.6	57.3
Revisions of previous estimates	3.5	11.2	4.8
Improved Recovery			16.2
Production for the year	(8.3)	(8.7)	(9.7)
Ending balance	66.3	71.1	68.6
Consolidated And Equity Method Investees [Member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	9,672.2	10,516.0	13,140.6
Revisions of previous estimates	670.1	131.0	(2,186.2)
Extensions and discoveries	82.5	103.2	493.9
Improved Recovery	246.7		21.9
Sales of reserves		(168.8)	(22.0)
Purchases of reserves		16.3
Production for the year	(919.8)	(925.4)	(932.3)
Ending balance	9,751.7	9,672.2	10,516.0
Consolidated And Equity Method Investees [Member] | Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	9,462.0	10,142.1	12,712.6
Revisions of previous estimates	635.7	100.2	(2,165.3)
Extensions and discoveries	75.4	103.2	476.7
Improved Recovery	246.7		0.4
Sales of reserves			(2.5)
Production for the year	(891.0)	(883.4)	(879.9)
Ending balance	9,528.8	9,462.0	10,142.1
Consolidated And Equity Method Investees [Member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	201.8	365.4	418.4
Revisions of previous estimates	34.3	29.8	(20.8)
Extensions and discoveries	7.1		17.2
Improved Recovery			21.5
Sales of reserves		(168.8)	(19.5)
Purchases of reserves		16.3
Production for the year	(27.7)	(40.8)	(51.2)
Ending balance	215.6	201.8	365.4
Consolidated And Equity Method Investees [Member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	19.8	183.1	211.0
Revisions of previous estimates	3.5	3.9	(4.6)
Extensions and discoveries	7.1		17.2
Improved Recovery			5.3
Sales of reserves		(168.8)	(19.5)
Purchases of reserves		16.3
Production for the year	(2.6)	(14.7)	(26.2)
Ending balance	27.9	19.8	183.1
Consolidated And Equity Method Investees [Member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	111.0	113.7	150.1
Revisions of previous estimates	27.2	14.7	(20.9)
Production for the year	(16.7)	(17.4)	(15.3)
Ending balance	121.5	111.0	113.7
Consolidated And Equity Method Investees [Member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	71.1	68.6	57.3
Revisions of previous estimates	3.5	11.2	4.8
Improved Recovery			16.2
Production for the year	(8.3)	(8.7)	(9.7)
Ending balance	66.3	71.1	68.6
Consolidated And Equity Method Investees [Member] | Synthetic oil equivalent [member] | Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	8.3	8.5	9.6
Revisions of previous estimates	0.2	1.0	0.1
Production for the year	(1.2)	(1.2)	(1.3)
Ending balance	7.4	8.3	8.5